Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 131,642	₩ 216,143	₩ 206,782
Loss on valuation of inventories	78,783	54,014	96,201
Realization on sale of inventories	(49,528)	(132,707)	(79,419)
Others	1,032	(5,808)	(7,421)
Allowance for inventories valuation, ending balance	₩ 161,929	₩ 131,642	₩ 216,143